Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Disclosure of Company's recurring fair value measurements within fair value hierarchy and Summary of changes in fair value of Level 3 financial assets
The following tables present the Company's recurring fair value measurements within the fair value hierarchy. The Company did not have non-recurring fair value measurements as at December 31, 2025 and December 31, 2024 (in thousands $).

Short-term investments

Dec. 31, 2025	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	578	62	—	640
Total recurring fair value measurements	578	62	—	640

Dec. 31, 2024	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	172	47	6	225
Total recurring fair value measurements	172	47	6	225

Co-investments

Dec. 31, 2025	Level 1	Level 2	Level 3	Total

Co-investments (1)	14,735	61,962	—	76,697
Total recurring fair value measurements	14,735	61,962	—	76,697

Dec. 31, 2024	Level 1	Level 2	Level 3	Total

Co-investments (1)	5,511	67,337	—	72,848
Total recurring fair value measurements	5,511	67,337	—	72,848
(1) Co-investments also include investments made in funds which the Company consolidates that directly hold publicly traded equities, precious metals or critical materials.
Other assets

Dec. 31, 2025	Level 1	Level 2	Level 3	Total

Private holdings	—	—	4,311	4,311
Assets attributable to non-controlling interest	—	16,918	—	16,918
Total recurring fair value measurements	—	16,918	4,311	21,229

Dec. 31, 2024	Level 1	Level 2	Level 3	Total

Private holdings	—	—	4,371	4,371
Assets attributable to non-controlling interest	—	13,934	—	13,934
Total recurring fair value measurements	—	13,934	4,371	18,305

The following tables provides a summary of changes in the fair value of level 3 financial assets (in thousands $):
Short-term investments

	Changes in the fair value of Level 3 measurements - Dec. 31, 2025
	Dec. 31, 2024	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2025
Share purchase warrants	6	—	—	(6)	—
Total	6	—	—	(6)	—

	Changes in the fair value of Level 3 measurements - Dec. 31, 2024
	Dec. 31, 2023	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2024
Share purchase warrants	2	23	—	(19)	6
Total	2	23	—	(19)	6
Other assets

	Changes in the fair value of Level 3 measurements - Dec. 31, 2025
	Dec. 31, 2024	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2025
Private holdings	4,371	—	—	(60)	4,311
Total	4,371	—	—	(60)	4,311

	Changes in the fair value of Level 3 measurements - Dec. 31, 2024
	Dec. 31, 2023	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2024
Private holdings	4,890	—	—	(519)	4,371
Total	4,890	—	—	(519)	4,371

Description of valuation techniques used in Company's fair value measurements
The following table presents the valuation techniques used by the Company in measuring fair values:

Type	Valuation technique
Public equities, precious metals and share purchase warrants	Fair values are determined using publicly available prices or pricing models which incorporate all available market-observable inputs.
Co-investments	Fair values are based on the last available net asset value.
Fixed income securities	Fair values are based on independent market data providers or third-party broker quotes.
Private holdings	Fair values based on variety of valuation techniques, including discounted cash flows, comparable recent transactions and other techniques used by market participants.